Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of Outstanding Third-Party Debt

Total outstanding third-party debt of the Company is comprised of the following, including convertible notes:

December 31, 2025	Principal	Debt Discount	Total
Revolving Loan Facility	$14,000,000	$-	$14,000,000
Convertible notes payable, net	1,750,000	(87,629)	1,662,371
Notes payable	1,762,415	-	1,762,415
Total	$17,512,415	$(87,629)	$17,424,786

December 31, 2024	Principal	Debt Discount	Total
Revolving Loan Facility	$12,700,000	$-	$12,700,000
Convertible notes payable, net	1,200,000	(1,102,684)	97,316
Total	$13,900,000	$(1,102,684)	$12,797,316